UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [ ] to [ ]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [ ] to [ ]

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported):

January 28, 2013

Harley-Davidson Customer Funding Corp.(1)

(Exact name of securitizer as specified in its charter)

333-180185	0001114926
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

William S. Jue, Associate General Counsel, (312) 634-2829

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

(1)  Harley-Davidson Customer Funding Corp., as securitizer, is filing this Form ABS-15G in respect of all issuances of asset-backed securities by the following trusts: (i) Harley-Davidson Motorcycle Trust 2009-4 (Commission File Number 333-157910-04; Central Index Key Number 0001477488); (ii) Harley-Davidson Motorcycle Trust 2010-1 (Commission File Number 333-157910-05; Central Index Key Number 0001505689); (iii) Harley-Davidson Motorcycle Trust 2011-1 (Commission File Number 333-157910-06; Central Index Key Number 0001526572), (iv) Harley-Davidson Motorcycle Trust 2011-2 (Commission File Number 333-157910-07; Central Index Key Number 0001533643), and (v) Harley-Davidson Motorcycle Trust 2012-1 (Commission File Number 333-180185-01; Central Index Key Number 0001553975).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HARLEY-DAVIDSON CUSTOMER FUNDING CORP.

	By:	/s/ James Darrell Thomas
	Name:	James Darrell Thomas
	Title:	Vice President, Treasurer and Assistant Secretary

January 28, 2013

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